Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
OPERATING ACTIVITIES
Funds flow from operations (note 31)	$ 1,777	$ 1,177
Net change in non-cash balances related to continuing operations	(209)	178
Operating activities from discontinued operations	0	(2)
Operating activities	1,568	1,353
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 26)	(1,109)	(1,121)
Additions to equipment costs (net) (note 26)	(42)	(49)
Additions to other intangibles (note 26)	(147)	(131)
Proceeds on sale of non-core business	40	0
Proceeds on sale of spectrum licences	0	35
Spectrum acquisitions	(492)	(25)
Proceeds on sale of discontinued operations, net of cash sold	0	18
Proceeds on sale of investments	551	0
Net additions to investments and other assets	7	88
Proceeds on disposal of property, plant and equipment (notes 26 and 31)	59	9
Investing activities	(1,133)	(1,176)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 11)	0	40
Increase in long-term debt	1,000	10
Bank credit facility arrangement costs	(9)	0
Issue of Class B Non-Voting Shares	35	43
Dividends paid on Class A Shares and Class B Non-Voting Shares	(389)	(384)
Dividends paid on Series A Preferred Shares	(9)	(8)
Other	(1)	(1)
Financing activities	627	(300)
Increase (decrease) in cash	1,062	(123)
Cash, beginning of year	384	507
Cash, end of year	$ 1,446	$ 384